UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05469

The Wexford Trust
(Exact name of registrant as specified in charter)

5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Address of principal executive offices) (Zip code)

Ronald H. Muhlenkamp
Muhlenkamp & Company, Inc.
5000 Stonewood Drive, Suite 300
Wexford, PA  15090-8388
(Name and address of agent for service)

(724) 935-5520 or (800) 860-3863
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

ANNUAL REPORT

December 31, 2007

Phone: (800) 860-3863
E-mail: fund@muhlenkamp.com
Web Site: www.muhlenkamp.com

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus of the Muhlenkamp Fund. Please call 1-800-860-3863 for a current copy of the prospectus. Read it carefully before you invest.

MUHLENKAMP FUND
(A Portfolio of the Wexford Trust)

Dear Fellow Shareholders:

The Trustees and Management of the Muhlenkamp Fund are pleased to present this Annual Report of your Fund.

In 2007, we had a lousy year.

The transition period we’ve been discussing for two years is lasting longer than we and having greater negative effect on some of our companies than we expected. Nevertheless, the general pattern is familiar. After a period of economic and market the Fed raised interest rates to contain inflation and slow the economy. Subsequently, it has lowered rates to start a new cycle.

As often happens in boon times, some consumers and some companies lost sight of reality pricing their products and have since suffered severely. In 1999-2000, it occurred among technology companies; in 2006-2007, it occurred in the credit markets. The credit markets include loans of all kinds. Much has been written about the problems in subprime residential mortgages, but similar problems exist in commercial mortgages and some corporate loans, particularly for mergers and acquisitions. In the aggregate, these problem loans affect the balance sheets of financial companies, including banks and brokers. The problem to date that no one knows how bad the problems will prove to be, or to what degree each company affected. So the markets assume the worst.

In one respect, it’s good to be at year’s end. In preparation for year-end reports, company management and their auditors are required to do a thorough assessment of the value of assets and liabilities. So, some of these questions should soon be cleared up. (In the current instance, the risk might be that they over compensate and go too far.)

The second part of a transition is often a change in market leadership, and our holdings reflecting this change. We have decreased our holdings in home builders, financials, and consumer cyclicals and have increased our holdings in capital goods and technology. In so, our turnover has increased this year, resulting in sizable capital gains and the resulting taxes. In our recent essay on capital gains and taxes (available at www.muhlenkamp.com), pointed out that the goal of investing is to achieve capital gains. Folks, in this cycle, we postponed it as long as we could, and somewhat longer than we should have. (For those of you who joined us less than three years ago, we’re quite aware that you haven’t yet seen gains that justify the taxes.)

If we’re right that the investment climate is good and the business cycle continues, we are now, once again, at the beginning of a business/investment cycle, giving us opportunities haven’t seen in 6-7 years.

Ronald H. Muhlenkamp

President February, 2008
Opinions expressed are those of Ronald H. Muhlenkamp and are subject to change, are not guaranteed, and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Fund may also invest in Foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

Average Annual Total Returns
as of December 31, 2007

	One	Three	Five	Ten	Fifteen	Since
Muhlenkamp Fund	Year	Year	Year	Year	Year	Inception*

Return Before Taxes	(9.66)%	0.48%	13.34%	8.96%	12.64%	12.63%
Return After Taxes on
Distributions**	(12.02)%	(0.49)%	12.68%	8.49%	12.18%	12.15%
Return After Taxes on
Distributions and Sale
of Fund Shares**	(3.09)%	0.42%	11.72%	7.89%	11.46%	11.53%

S&P 500***	5.49%	8.62%	12.83%	5.91%	10.49%	11.48%

Performance data quoted, before and after taxes, represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.muhlenkamp.com.

Investment returns can vary significantly between returns before taxes and returns after taxes.

The Muhlenkamp Fund is providing the returns in the above table to help our shareholders understand the magnitude of tax costs and the impact of taxes on the performance of the Fund.

* Operations commenced on November 1, 1988.
** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRA. Remember, the Fund’s past performance, before and after taxes, is not necessarily how the Fund will perform in the future.
*** The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but does not reflect any deductions for fees, expenses or taxes. One cannot invest directly in an index.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

	Total Return %		Cumulative Return %
Period	Muhlenkamp	S&P 500	Muhlenkamp	S&P 500
Ending	Fund	Index	Fund	Index
12/31/98	3.2	28.6	3.2	28.6
12/31/99	11.4	21.0	15.0	55.6
12/31/00	25.3	(9.1)	44.1	41.5
12/31/01	9.3	(11.9)	57.6	24.7
12/31/02	(19.9)	(22.1)	26.2	(2.9)
12/31/03	48.1	28.7	86.8	25.0
12/31/04	24.5	10.9	132.6	38.6
12/31/05	7.9	4.9	150.9	45.4
12/31/06	4.1	15.8	161.2	68.3
12/31/07	(9.7)	5.5	136.0	77.6

A Hypothetical $10,000 Investment in the Muhlenkamp Fund

The Standard & Poor’s 500 Stock Index (“S&P 500 Index”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. This chart assumes an initial gross investment of $10,000 made on 12/31/97. The line graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown include the reinvestment of all dividends.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE
December 31, 2007 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/07 – 12/31/07).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

EXPENSE EXAMPLE (Continued)
December 31, 2007 (Unaudited)

exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual	$1,000.00	$ 866.00	$5.22
Hypothetical
(5% return before
expenses)	1,000.00	1,019.40	5.65

* Expenses are equal to the Fund’s annualized expense ratio of 1.11% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
 December 31, 2007

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF ASSETS & LIABILITIES
December 31, 2007

ASSETS
INVESTMENTS, AT VALUE:
INVESTMENTS IN AFFILIATES
(Cost $3,485,128)	$7,461,600
INVESTMENTS IN NON AFFILIATES
(Cost $1,139,836,626)	1,492,663,008
CASH	1,655
RECEIVABLE FOR FUND SHARES SOLD	2,000,666
DIVIDENDS RECEIVABLE	1,501,142
OTHER ASSETS	52,305
Total assets	1,503,680,376

LIABILITIES
OPTIONS WRITTEN, AT VALUE
(Premiums received $675,538)	28,410
PAYABLE FOR FUND SHARES REDEEMED	10,594,594
PAYABLE TO ADVISOR	1,292,446
ACCRUED EXPENSES AND OTHER LIABILITIES	646,466
Total liabilities	12,561,916
NET ASSETS	$1,491,118,460

NET ASSETS
PAID IN CAPITAL	$1,135,707,979
ACCUMULATED INVESTMENT INCOME	(686,840)
ACCUMULATED NET REALIZED GAIN ON INVESTMENTS
SOLD	(1,352,661)
NET UNREALIZED APPRECIATION ON:
Investments	356,802,854
Written options	647,128
NET ASSETS	$1,491,118,460
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(unlimited number of shares authorized, $.001 par value)	22,939,221

NET ASSET VALUE PER SHARE	$65.00

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2007

INVESTMENT INCOME:
Dividends (Net of foreign taxes withheld of
$28,241)		$36,240,366
Interest		773,454
Total investment income		37,013,820

EXPENSES:
Investment advisory fees	$20,409,130
Shareholder servicing and accounting costs	971,200
Reports to shareholders	199,047
Federal & state registration fees	58,400
Custody fees	87,411
Administration fees	1,025,741
Trustees’ fees and expenses	126,695
Auditor fees	32,042
Legal fees	109,824
Interest expense	1,599,242
Other	115,114
Total operating expenses before expense
reductions	24,733,846
Expense reductions (see Note 10)	(36,241)
Total expenses		24,697,605
NET INVESTMENT INCOME		12,316,215
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments		419,149,611
Change in unrealized appreciation
(depreciation) on:
Investments	(622,882,169)
Written options	233,289
		(622,648,880)
Net realized and unrealized loss on
investments		(203,499,269)
NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS		$(191,183,054)

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

OPERATIONS:
Net investment income	$12,316,215	$21,127,042
Net realized gain (loss) on investments sold	419,149,611	(16,338,099)
Change in unrealized appreciation
(depreciation) on investments and
written options	(622,648,880)	94,052,745
Net increase (decrease) in net assets
resulting from operations	(191,183,054)	98,841,688

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	186,496,966	836,346,773
Dividends reinvested	256,553,781	22,468,690
Redemption fees	40,393	78,975
Cost of shares redeemed	(1,369,699,001)	(1,138,228,978)
Net decrease in net assets resulting from
capital share transactions	(926,607,861)	(279,334,540)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,546,293)	(24,255,251)
From realized gains	(261,267,683)	—
Net decrease in net assets resulting from
distributions to shareholders	(270,813,976)	(24,255,251)
Total decrease in net assets	(1,388,604,891)	(204,748,103)
NET ASSETS:
Beginning of year	2,879,723,351	3,084,471,454
End of year	$ 1,491,118,460	$2,879,723,351

ACCUMULATED NET INVESTMENT LOSS:	$(686,840)	$(4,082,667)

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

FINANCIAL HIGHLIGHTS

		Year Ended December 31,
	2007	2006	2005	2004	2003

NET ASSET VALUE, BEGINNING OF
YEAR	$87.15	$84.44	$78.97	$63.51	$42.89
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.58	0.64(1)	0.76(1)	0.11(2)	(0.02)(2)
Net realized and unrealized gains (losses)
on investments	(8.91)	2.81	5.47	15.46	20.64
Total from investment operations	(8.33)	3.45	6.23	15.57	20.62
LESS DISTRIBUTIONS:
From net investment income	(0.49)	(0.74)	(0.76)	(0.11)	—
From realized gains	(13.33)	—	—	—	—
Total distributions	(13.82)	(0.74)	(0.76)	(0.11)	—

NET ASSET VALUE, END OF YEAR	$65.00	$87.15	$84.44	$78.97	$63.51

TOTAL RETURN	(9.66)%	4.08%	7.88%	24.51%	48.07%
NET ASSETS, END OF PERIOD (in millions)	$1,491	$2,880	$3,084	$1,992	$1,157
RATIO OF OPERATING EXPENSES TO
AVERAGE NET ASSETS(3)	1.15%	1.06%	1.06%	1.14%	1.18%
RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS	0.57%	0.69%	1.02%	0.16%	(0.04)%
PORTFOLIO TURNOVER RATE	22.30%	11.58%	6.05%	7.00%	9.15%

(1) Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2) Net investment income (loss) per share represents net investment income (loss) for the respective period divided by the monthly average shares of beneficial interest outstanding throughout each year.

(3) The operating expense ratio includes expense reductions for soft dollar credits and minimum account maintenance fees deposited into the Fund. The ratios excluding expense reductions for the years ended December 31, 2007, 2006, 2005, 2004, and 2003, were 1.15%, 1.06% ,1.06%, 1.14%, and 1.18% respectively (See Note 9).

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS
December 31, 2007

Name of Issuer or Title of Issue	Shares	Value

COMMON STOCK — 99.9%
Aerospace & Defense — 3.4%
Boeing Company	500,000	$43,730,000
Innovative Solutions and Support, Inc. (a)	650,000	6,298,500
		50,028,500
Automobiles & Components — 5.9%
Goodyear Tire & Rubber Co. (a)	700,000	19,754,000
Harley-Davidson, Inc.	400,000	18,684,000
Thor Industries, Inc.	1,087,100	41,320,671
Winnebago Industries, Inc.	418,200	8,790,564
		88,549,235
Communications Equipment — 8.8%
Cisco Systems, Inc. (a)	2,500,000	67,675,000
Corning Inc.	1,600,000	38,384,000
Harris Corp.	400,000	25,072,000
		131,131,000
Computers & Equipment — 1.0%
Intel Corp.	16,000	426,560
International Business Machines Corp.	140,000	15,134,000
		15,560,560
Construction Materials — 4.7%
Cemex S.A. de C.V. — ADR (a)(b)	2,704,913	69,922,001

Energy Equipment & Services — 4.0%
Nabors Industries, Ltd. (a)(b)	780,000	21,364,200
Transocean Inc. (a)(b)	269,880	38,633,322
		59,997,522
Financial Services — 4.4%
Capital One Financial Corp.	154,700	7,311,122
Citigroup, Inc.	670,000	19,724,800
Countrywide Financial Corp. (b)(d)	2,391,998	21,384,462
Washington Mutual, Inc.	1,211,687	16,491,060
		64,911,444

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

Name of Issuer or Title of Issue	Shares	Value

Health Care Providers & Services — 9.3%
Amedisys Inc (a)	350,000	$16,982,000
Kinetic Concepts Inc. (a)	500,000	26,780,000
UnitedHealth Group, Inc.	1,631,200	94,935,840
		138,697,840
Household Durables — 6.1%
NVR, Inc. (a)	50,000	26,200,000
Stanley Furniture Co., Inc. (c)	621,800	7,461,600
Whirlpool Corp.	701,400	57,255,282
		90,916,882
Information Software & Services — 4.3%
Fidelity National Information Services, Inc.	736,797	30,643,387
Oracle Corp. (a)	1,500,000	33,870,000
		64,513,387
Insurance — 8.4%
The Allstate Corp.	1,120,200	58,508,046
American International Group, Inc.	1,146,100	66,817,630
		125,325,676
Machinery — 10.0%
Caterpillar, Inc.	920,000	66,755,200
Graco, Inc.	206,707	7,701,903
Terex Corp. (a)	1,128,200	73,976,074
		148,433,177
Metals & Mining — 5.1%
BHP Billiton, Ltd. — ADR (b)(d)	1,010,100	70,747,404
NovaGold Resources, Inc. (a)(b)	634,700	5,179,152
		75,926,556
Oil, Gas & Consumable Fuels — 15.8%
Anadarko Petroleum Corp.	1,185,600	77,882,064
ConocoPhillips	695,400	61,403,820
Devon Energy Corp.	1,037,700	92,261,907
Gulfport Energy Corp. (a)	200,000	3,652,000
		235,199,791

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF INVESTMENTS (Continued)
December 31, 2007

Name of Issuer or Title of Issue	Shares	Value

Pharmaceuticals & Biotechnology — 0.1%
Marshall Edwards, Inc. (a)	75,607	$218,505
Novogen, Ltd. — ADR (a)(b)	250,360	1,374,476
		1,592,981
Tobacco — 6.4%
Altria Group, Inc.	1,265,580	95,652,536
Trading Companies & Distributors — 2.2%
Rush Enterprises, Inc. — Class A (a)	279,907	5,088,709
Rush Enterprises, Inc. — Class B (a)	223,007	3,969,525
Wesco International, Inc. (a)	600,000	23,784,000
		32,842,234
Total Common Stocks
(Cost $1,132,398,468)		1,489,201,323

	Principal
Name of Issuer or Title of Issue	Amount	Value

SHORT-TERM INVESTMENTS — 0.7%
G.E. Capital Commercial Paper	$10,924,000	10,923,286
Total Short-Term Investments
(Cost $10,923,286)		10,923,286
TOTAL INVESTMENTS		1,500,124,609
(Cost $1,143,321,754) — 100.6%
LIABILITIES IN EXCESS OF OTHER
ASSETS — (0.6)%		(9,006,148)
TOTAL NET ASSETS — 100.0%		$1,491,118,461

ADR American Depository Receipt
(a) Non income producing.
(b) Foreign company.
(c) Affiliated company.
(d) Shares are held as collateral for all or a portion of a corresponding written option contract.

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

SCHEDULE OF OPTIONS WRITTEN
December 31, 2007

	Contracts
Name of Issuer or Title of Issue	(100 Shares Per Contract)	Value

WRITTEN CALL OPTIONS —
BHP Billiton, Ltd. — ADR
Expiration January 2008	1,000	$25,000
Exercise Price $80.00
Countrywide Financial Corp.
Expiration January 2010	31	3,410
Exercise Price $1.10
Total Options Written —		$28,410
(Premiums received $675,538)

See notes to financial statements.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS
Year Ended December 31, 2007

1.	ORGANIZATION
The Wexford Trust (the “Trust”) was organized as a Massachusetts Business Trust on September 21, 1987 and operations commenced on November 1, 1988. The Trust is registered under the Investment Company Act of 1940, as amended. The Muhlenkamp Fund (the “Fund”) is a portfolio of the Trust and is currently the only fund in the Trust.

The Fund operates as a diversified open-end mutual fund that continuously offers its shares for sale to the public. The Fund will manage its assets to seek a maximum total return to its shareholders, primarily through a combination of interest and dividends and capital appreciation by holding a diversified list of publicly traded stocks. The Fund may acquire and hold fixed-income or debt investments as market conditions warrant and when, in the opinion of its adviser, it is deemed desirable or necessary in order to attempt to achieve its investment objective.

The primary focus of the Fund is long-term and the investment options diverse. This allows for greater flexibility in the daily management of Fund assets. However, with flexibility also comes the risk that assets will be invested in various classes of securities at the wrong time and price.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
A summary of significant accounting policies applied by management in the preparation of the accompanying financial statements follows.

a.
Investment Valuations — Stocks, bonds, options and warrants are valued at the latest sales price on the last business day of the fiscal period as reported by the securities exchange on which the issue is traded. If no sale is reported, the security is valued at the last quoted bid price. Short-term debt instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Restricted securities, private placements, other illiquid securities and other securities for which market value quotations are not readily available are valued at fair value as determined by a designated Pricing Committee, comprised of personnel of the Adviser, under the supervision of the Board of Trustees, in accordance with pricing procedures approved by the Board. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, and other relevant factors.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2007

Additionally, a Fund’s investments will be valued at fair value by the Pricing Committee if the Adviser determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the Fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee would determine the fair valued of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; ADRs, GDRs or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs; and alternative market quotes on the affected securities.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.
Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

b.
Foreign Securities — Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
 Year Ended December 31, 2007

c.
Foreign currency Translations — The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market price of such securities. However, for federal income tax purposes the Fund does isolate and treat the effect of changes in foreign exchange rates on realized gain or loss from the sale of equity securities and payables/receivables arising from trade date and settlement date differences as ordinary income.

d.
Investment Transactions and Related Investment Income — Investment transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the yield to maturity basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities.

e.
Federal Taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income tax provision is recorded. In addition, the Fund plans to make sufficient distributions of its income and realized gains, if any, to avoid the payment of any federal excise taxes. Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

Effective June 30, 2007, The Muhlenkamp Fund (the “Fund”) adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax expense in the current year.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2007

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for exam by taxing authorities. Major jurisdictions for the Fund include Federal and the state of Massachusetts. As of December 31, 2007, open Federal and Massachusetts tax years include the tax years ended December 31, 2004 through 2007. The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end December 31, 2007. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

f.
Dividends and Distributions to Shareholders of Beneficial Interest — Dividends from net investment income, if any, are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction. Accordingly, reclassifications are made within the net asset accounts for such amounts, as well as amounts related to permanent differences in the character of certain income and expense items for income tax and financial reporting purposes.

g.
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

h.
Options Transactions — The Fund may write put and call options only if it (i) owns an offsetting position in the underlying security or (ii) maintains cash or other liquid assets in an amount equal to or greater than its obligation under the option.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2007

When the Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS
Muhlenkamp & Co., Inc. (the “Adviser”), an officer/stockholder of which is a trustee of the Trust, receives a fee for investment management. Effective January 1, 2006, the Adviser charges a management fee equal to 1% per annum of the average daily market value of the Fund’s net assets up to $1 billion and 0.9% per annum on Fund net assets in excess of $1 billion. Under terms of the advisory agreement, which is approved annually, total annual Fund operating expenses cannot under any circumstances exceed 1.50% of the Fund’s net assets. Should actual expenses incurred ever exceed the 1.50% limitation, such excess expenses shall be reimbursed by the Adviser. The Fund has no obligation to reimburse the Adviser for such payments. U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. During 2007, total expenses of $1,996,941 related to such services were performed by U.S. Bancorp Fund Services, LLC. U.S. Bank, N.A. serves as custodian for the Fund.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2007

4.	LINE OF CREDIT
The Fund has established an unsecured line of credit agreement (“LOC”) with U.S. Bank, N.A., which expires April 30, 2008, to be used for temporary or emergency purposes, primarily for financing redemption payments. Borrowings of the Fund are subject to a $100 million cap on the total LOC. The interest rate paid on outstanding borrowings is equal to Prime, which was 7.25% as of December 31, 2007. Average borrowings during the year were $18,752,460. At December 31, 2007, there were no borrowings by the Fund outstanding under the LOC.

5.	CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Fund were as follows:

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

Shares outstanding, beginning of year	33,043,819	36,528,358
Shares sold	2,172,371	9,854,275
Dividends reinvested	3,921,570	256,580
Shares redeemed	(16,198,539)	(13,595,394)
Shares outstanding, end of year	22,939,221	33,043,819

6.	OPTION CONTRACTS WRITTEN
The number of option contracts written and the premiums received by the Fund during the year ended December 31, 2007, were as follows:

	Number of Contracts	Premiums Received

Options outstanding, beginning of year	2,000	$ 1,317,839
Options written	3,031	1,426,336
Options closed	(1,007)	(695,371)
Options exercised	(1,993)	(1,058,921)
Options expired	(1,000)	(314,345)
Options outstanding, end of year	1,031	$ 675,538

7.	Transactions with Affiliates
The following issuer was affiliated with the Muhlenkamp Fund; that is, the Fund held 5% or more of the outstanding voting securities during the period form January 1, 2007 through December 31, 2007. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuer was:

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2007

	Share			Share			Realized
	Balance At			Balance At	Value At	Income Received	Gains
Issuer Name	December 31, 2006	Purchases	Sales	December 31, 2007	December 31, 2007	from Affiliate	(Losses)

Stanley
Furniture	621,800	—	—	621,800	7,461,600	$248,720	—

8.	INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2007, were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other

$13,903,347	$467,307,605	$17,736,221	$1,670,348,538

9.	FEDERAL TAX INFORMATION
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards. At December 31, 2007, the Fund had no capital loss carryovers. As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$1,145,361,255
Gross tax unrealized appreciation	$453,822,229
Gross tax unrealized depreciation	(98,411,748)
Net tax unrealized appreciation	$355,410,481
Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	$—
Total accumulated earnings	$355,410,481

The Fund plans to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2007

character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 27, 2007, a dividend distribution of $.49 per share, and a capital gain distribution of $13.33 per share was declared and paid to shareholders of record as of December 26, 2007.

The tax character of distributions paid were as follows:

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006

Ordinary income	$ 8,920,388	$24,255,251
Long-term Capital Gain	261,893,588	—
	$270,813,976	$24,255,251

The amount above for the long term capital gain dividend include respectively $46,830,336 of earnings and profits distributed to shareholders on redemptions.

The Fund Designated as long term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings & profits for the fund related to net capital gain to zero for the tax year ended 12/31/07.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed	Accumulated Net
Net Investment Income	Realized Loss	Paid In Capital

625,905	(47,456,241)	46,830,336

10. EXPENSE REDUCTIONS
Beginning in 2000, expenses are reduced through the deposit of minimum account maintenance fees into the Fund. By November 30th of each year, all accounts must have net investments (purchases less redemptions) totaling $1,500 or more, an account value greater than $1,500, or be enrolled in the Automatic Investment Plan. Accounts that do not meet one of these three criteria will be charged a $15 fee. These fees are used to lower the Fund’s expense ratio. For the year ended December 31, 2007, the Fund’s expenses were reduced $36,241 by utilizing minimum account maintenance fees, resulting in a decrease in the expenses being charged to shareholders.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

NOTES TO FINANCIAL STATEMENTS (Continued)
Year Ended December 31, 2007

11. REDEMPTION FEE
Effective April 1, 2005, those who buy and sell the Fund within 30 calendar days will incur a 2% redemption fee. For the year ended December 31, 2007, the Fund retained $40,393 in redemption fees which increased paid in capital.

12. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Muhlenkamp Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Muhlenkamp Fund (constituting the Wexford Trust, hereafter referred to as the “Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers, LLP Milwaukee, WI
February 21, 2008

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

ADDITIONAL INFORMATION (Unaudited)
 Year Ended December 31, 2007

1.	BROKER COMMISSIONS (UNAUDITED)
Some people have asked how much the Muhlenkamp Fund pays in commissions:

For the year ended December 31, 2007 the Fund paid $911,655 in broker commissions. These commissions are included in the cost basis of investments purchased, and deducted from the proceeds of securities sold. This accounting method is the industry standard for mutual funds. Were these commissions itemized as expenses, they would equal four cents (4¢) per Fund share and would have increased the operating expense ratio from 1.15% to 1.19%.

2.	QUALIFIED DIVIDEND INCOME PERCENTAGE
The Fund designated 100% of dividends declared and paid during the year ending December 31, 2007 from net investment income as qualified dividend income under the Jobs Growth and Tax Relief Reconciliation Act of 2003.

3.	CORPORATE DIVIDENDS RECEIVED DEDUCTION PERCENTAGE
Corporate shareholders may be eligible for a dividends received deduction for certain ordinary income distributions paid by the Fund. The Fund designated 100% of dividends declared and paid during the year ending December 31, 2007 from net investment income as qualifying for the dividends received deduction. The deduction is a pass through of dividends paid by domestic corporations (i.e. only equities) subject to taxation.

4.	INFORMATION ABOUT PROXY VOTING
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-860-3863 or by accessing the Funds’ website at www.muhlenkamp.com, and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

5.	AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-860-3863. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended September 30, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MUHLENKAMP FUND (A Portfolio of the Wexford Trust)

TRUSTEES AND OFFICERS

Number of
				Portfolios	Other
	Position(s)	Term of Office	Principal	in Complex	Directorships
Name, Address,	Held	and Length of	Occupation(s)	Overseen	Held
and Age	with Fund	Time Served	During Past 5 Years	by Trustee	by Trustee
Independent Trustees:
Alfred E. Kraft	Trustee	Indefinite Term;	An independent	1	None
202 Fan Hollow Road		Served as	management consultant
Uniontown, PA 15401		Trustee from	from 1986 to present.
Age: 70		1998 to present
Terrence McElligott	Trustee	Indefinite Term;	President of West Penn	1	None
4103 Penn Avenue		Served as	Brush & Supply, Inc., a
Pittsburgh, PA 15224		Trustee from	wholesale industrial brush
Age: 60		1998 to present	sales company, from 1979
to present.
Interested Trustees and Officers:
Ronald H. Muhlenkamp	President,	Indefinite Term;	President and Director of	1	None
Muhlenkamp &	Trustee	Served as	Muhlenkamp & Company,
Company, Inc.		President and	Inc., investment adviser to
5000 Stonewood Drive,		Trustee from	the Fund, from 1987 to
Suite 300		1987 to present	present.
Wexford, PA 15090
Age: 64
James S. Head	Vice	Indefinite Term;	Executive Vice President	N/A	None
Muhlenkamp &	President,	Served as Vice	of Muhlenkamp &
Company, Inc.	Treasurer	President and	Company, Inc., investment
5000 Stonewood Drive,		Treasurer from	adviser to the Fund, from
Suite 300		1999 to present	1999 to present; Branch
Wexford, PA 15090			Manager, Parker/Hunter
Age: 62			Inc., a securities brokerage
firm from 1995 to 1999.
John H. Kunkle, III	Vice	Indefinite Term;	Portfolio analyst with	N/A	None
Muhlenkamp &	President	Served as Vice	Muhlenkamp & Company,
Company, Inc.		President from	Inc., investment adviser to
5000 Stonewood Drive,		1999 to present	the Fund, from 1992 to
Suite 300			present.
Wexford, PA 15090
Age: 45
Jean Leister	Secretary	Indefinite Term;	Executive Assistant with	N/A	None
Muhlenkamp &		Served as	Muhlenkamp & Company,
Company, Inc.		Secretary from	Inc., investment adviser to
5000 Stonewood Drive,		1992 to present	the Fund, from 1987 to
Suite 300			present.
Wexford, PA 15090
Age: 60

Additional information about the Fund’s trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-800-860-3863.

INVESTMENT ADVISER
 Muhlenkamp & Company, Inc.
5000 Stonewood Drive,
Suite 300 Wexford, PA 15090

ADMINISTRATOR AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 Rivercenter Drive, Suite 302
Milwaukee, WI 53212

DISTRIBUTOR
Quasar Distributors, LLC
615 E. Michigan Street Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 E. Wisconsin Avenue
Milwaukee, WI 53202

Item 2. Code of Ethics.

WEXFORD TRUST
MUHLENKAMP & CO., INC.
JOINT CODE OF ETHICS

Section I	Statement of General Fiduciary Principles

This Code of Ethics (the “Code”) has been approved by the Board of Trustees of the Wexford Trust (the “Trust”), including a majority of the Trustees who are not "interested persons" of the Trust ("Independent Trustees"), as defined by the Investment Company Act of 1940 (the "1940 Act").  The Code has been adopted by the Trust and Muhlenkamp & Co., Inc. (the “Adviser”), the investment adviser of the Trust in compliance with Rule 17j-1 under the Investment Company Act of 1940 (the “Act”).  The purpose of the Code is to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of the Trust may abuse their fiduciary duties to the Trust and otherwise to deal with the types of conflict of interest situations to which Rule 17j-1 is addressed.
The Code is based on the principle that the trustees and officers of the Trust and the personnel of the Adviser who provide services to the Trust, owe a fiduciary duty to the Trust to conduct their personal securities transactions in a manner that does not interfere with the Trust’s transactions or otherwise take unfair advantage of their relationship with the Trust.  All such trustees, officers and personnel of the Trust and the Adviser (“Trust Employees”) are expected to adhere to this general principle as well as to comply with all of the specific provisions of this Code that are applicable to them.
Technical compliance with the Code will not automatically insulate any Trust Employee from scrutiny of transactions that show a pattern of compromise or abuse of the individual’s fiduciary duties to the Trust.  Accordingly, all Trust Employees must seek to avoid any actual or potential conflicts between their personal interests and the interests of the Trust and its shareholders.  In sum, all Trust Employees shall place the interests of the Trust before their own personal interests.
Every Trust Employee must read and retain this Code of Ethics, and should recognize that he or she is subject to its provisions.
The Trust and the Adviser shall use reasonable diligence and institute procedures reasonably necessary to prevent violations of this Code.

Section II	Definitions

(A)	“Access Person” means any trustee, director, general partner, member, officer, or Advisory Person (as defined below) of the Trust or of the Adviser.

(B)
An “Advisory Person” of the Trust or of the Adviser means: (i) any employee of the Trust or the Adviser, or of any company in a control relationship to the Trust or the Adviser, who in connection with his or her regular functions or duties makes, participates in, or obtains current information regarding the purchase or sale of any Covered Securities by the Trust or Advisory Client, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and (ii) any natural person in a control relationship to the Trust or the Adviser who obtains information concerning recommendations made to the Trust or Advisory Client with regard to the purchase or sale of any Covered Security by the Trust or Advisory Client.

(C)
“Advisory Client” means any client (including any series of the Trust (the “Fund(s)”) or any managed accounts), for which the Adviser serves as an investment adviser or sub-adviser, renders investment advice, makes investment decisions, or places orders.

(D)
“Beneficial Ownership” has the meaning set forth in paragraph (a)(2) of Rule 16a-1 under the Securities Exchange Act of 1934, and for purposes of this Code shall be deemed to include, but not be limited to, any interest by which an Access Person or any member of his or her immediate family (i.e., a person who is related by blood or marriage to, and who is living in the same household as, the Access Person) can directly or indirectly derive a monetary or other economic benefit from the purchase, sale (or other acquisition or disposition) or ownership of a Security, including for this purpose any such interest that arises as a result of: a general partnership interest in a general or limited partnership; an interest in a trust; a right to dividends that is separated or separable from the underlying Security; a right to acquire equity Securities through the exercise or conversion of any derivative Security (whether or not presently exercisable); and a performance related advisory fee (other than an asset based fee).[1]

(E)
“Compliance Officer” means any officer of the Trust or Adviser who is specifically designated by the Board of Trustees to perform the functions of compliance officer of the Trust and/or Adviser pursuant to this Code.

(F)	“Control” shall have the same meaning as that set forth in Section 2(a)(9) of the Investment Company Act of 1940 (the “Investment Company Act”).

(G)
"Covered Security" means any Security (as defined below) other than a Security that is:  (i) a direct obligation of the Government of the United States; (ii) a bankers acceptance, certificate of deposit, commercial paper, or high quality short-term debt security, including a repurchase agreement; or (iii) a share of an open-end investment company registered under the 1940 Act.

(G)	“Independent Trustee” means a trustee of the Trust who is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act.

(H)
"Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934.

[1]
Beneficial ownership will not be deemed to exist solely as a result of any indirect interest a person may have in the investment performance of an account managed by such person, or over which such person has supervisory responsibility, which arises from such person’s compensation arrangement with the Adviser or any affiliate of the Adviser under which the performance of the account, or the profits derived from its management, is a factor in the determination of such person’s compensation.

(I)
"Investment Personnel" means:  (i) any employee of the Trust or the Adviser (or of any company controlling, controlled by or under common control with the Trust or the Adviser) who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of Securities by the Trust; and (ii) any natural person who controls the Trust or the Adviser and who obtains information concerning recommendations made regarding the purchase or sale of Securities by the Trust.

(J)
"Limited Offering" means an offering of Securities that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) thereof or Rule 504, Rule 505 or Rule 506 thereunder.

(K)
“Security” includes all stock, debt obligations and other securities and similar instruments of whatever kind, including any warrant or option to acquire or sell a security.  References to a Security in this Code (e.g., a prohibition or requirement applicable to the purchase or sale of a Security) shall be deemed to refer to and to include any warrant for, option in, or Security immediately convertible into that Security, and shall also include any instrument (whether or not such instrument itself is a Security) which has an investment return or value that is based, in whole or part, on that Security (collectively, “Derivatives”).  Therefore, except as otherwise specifically provided by this Code:  (i) any prohibition or requirement of this Code applicable to the purchase or sale of a Security shall also be applicable to the purchase or sale of a Derivative relating to that Security; and (ii) any prohibition or requirement of this Code applicable to the purchase or sale of a Derivative shall also be applicable to the purchase or sale of a Security relating to that Derivative.

(L)
A Covered Security is “being considered for purchase or sale” when a recommendation to purchase or sell that Covered Security has been made or communicated and, with respect to the person making the recommendation, when such person seriously considers making such a recommendation.

(M)	“Trust Employee” means any person who is a trustee, director, officer or employee of the Trust or the Adviser.

Section III	Objective and General Prohibitions

Although certain provisions of this Code apply only to Access Persons, all Trust Employees must recognize that they are expected to conduct their personal activities in accordance with the standards set forth in Sections I, III and VII of this Code.  Therefore, a Trust Employee may not engage in any investment transaction under circumstances where the Trust Employee benefits from or interferes with the purchase or sale of investments by the Trust or Advisory Client.  In addition, Trust Employees may not use information concerning the investments or investment intentions of the Trust or Advisory Client or their ability to influence such investment intentions, for personal gain or in a manner detrimental to the interests of the Trust or Advisory Client.  Disclosure by a Trust Employee of such information to any person outside of the course or scope of the responsibilities of the Trust Employee to the Trust and the Adviser will be deemed to be a violation of this prohibition.

Trust Employees may not engage in conduct which is deceitful, fraudulent, or manipulative, or which involves false or misleading statements, in connection with the purchase or sale of investments by the Trust or Advisory Client.  In this regard, Trust Employees should recognize that Rule 17j-1 makes it unlawful for any affiliated person or principal underwriter of the Trust, or any affiliated person of such a person, directly or indirectly, in connection with the purchase or sale of a Covered Security held or to be acquired by the investment company to:

(i)	employ any device, scheme or artifice to defraud the Trust;

(ii)
make any untrue statement of a material fact to the Trust or omit to state to the Trust a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

(iii)	engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trust; or

(iv)	engage in any manipulative practice with respect to the Trust.
Trust Employees should also recognize that a violation of this Code or of Rule 17j-1 may result in the imposition of:  (1) sanctions as provided by Section IX below; or (2) the imposition administrative, civil and, in certain cases, criminal fines, sanctions or penalties.

Section IV	Prohibited Transactions[2]

(A)
Investment Personnel may not purchase or otherwise acquire direct or indirect Beneficial Ownership of any Covered Security in an Initial Public Offering or a Limited Offering unless he or she obtains pre-clearance pursuant to Section V and reports to the Trust the information described in Section VI of this Code.

(B)
An Access Person may not purchase or otherwise acquire direct or indirect Beneficial Ownership of any Security, and may not sell or otherwise dispose of any Covered Security in which he or she has direct or indirect Beneficial Ownership, if he or she knows or should know at the time of entering into the transaction that: (1) the Trust or Advisory Client has purchased or sold the Covered Security within the last 5 calendar days, or is purchasing or selling or is going to purchase or sell the Covered Security in the next 5 calendar days; or (2) the Adviser has within the last 5 calendar days considered purchasing or selling the Covered Security for the Trust or Advisory Client or is considering purchasing or selling the Covered Security for the Trust or Advisory Client or within the next 5 calendar days is going to consider purchasing or selling the Covered Security for the Trust or Advisory Client, unless such Access Person:

[2]
The prohibitions of this Section IV apply to Securities acquired or disposed of in any type of transaction, including but not limited to non-brokered transactions, such as purchases and sales of privately placed Securities and Securities acquired directly from an issuer, except to the extent that one of the exemptions from the prohibitions set forth in Section IV(C) is applicable.

(i)	obtains pre-clearance of such transaction pursuant to Section V; and

(ii)	reports to the Trust the information described in Section VI of this Code.

For purposes of administering this Code, Access Persons who are Advisory Persons shall be presumed to have the requisite knowledge of the Trust’s transactions so as to require pre-clearance, regardless of whether such persons actually have such knowledge.  Accordingly, all Advisory Persons shall obtain pre-clearance of all transactions in Securities in accordance with this Section IV(B) except in the case of a transaction as to which one of the exceptions from pre-clearance set forth in Section IV(C) below applies.

Because investment recommendations and decisions made for the Trust and Advisory Clients are made by persons who are associated with the Adviser, Access Persons who are not associated with the Adviser will, in the absence of evidence to the contrary, be presumed not to have the requisite knowledge of the Trust or Advisory Client’s transactions so as to generally require pre-clearance of transactions.  Accordingly, Access Persons who are Independent Trustees shall not be required to obtain pre-clearance of a transaction unless at the time of the transaction they have actual knowledge of the matters described in (B) above.

(C)	The prohibitions of this Section IV do not apply to:

(1)
Purchases that are made by reinvesting cash dividends pursuant to an automatic dividend reinvestment program (“DRIP”) (however, this exception does not apply to optional cash purchases pursuant to a DRIP);

(2)	Purchases and redemptions of shares of registered, open-end mutual funds (but not shares of closed-end funds), including shares of the Trust;

(3)	Bank certificates of deposit and bankers’ acceptances;

(4)	Commercial paper and high quality debt instruments (including repurchase agreements) with a stated maturity of 12 months or less;

(5)	U.S. Treasury obligations;

(6)	Purchases of rights issued by an issuer pro rata to all holders of a class of its Securities, if such rights are acquired from such issuer, and the exercise of such rights;

(7)	Transactions in exchange traded futures contracts;

(8)	Involuntary (i.e., non-volitional) purchases, sales and transfers of Securities;

(9)
Transactions in an account over which the Access Person does not exercise, directly or indirectly, any influence or control; provided, however, that such influence or control shall be presumed to exist in the case of the account of an immediate family member of the Access Person who lives in the same household as the Access Person, absent a written determination by the Compliance Officer to the contrary; and

(10)	Transactions in Securities of a type that are not permissible investments for the Trust.

Section V	Pre-clearance Procedures

(A)	Obtaining Pre-Clearance.

Pre-clearance of a personal transaction in a Security required to be approved pursuant to Section IV above must be obtained from the Compliance Officer or a person who has been authorized by the Compliance Officer to pre-clear transactions.  Each person authorized by the Compliance Officer to pre-clear transactions is referred to in this Code as a “Clearing Officer.”  A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

(B)	Time of Clearance.

(1)
An Access Person may pre-clear trades only in cases where such person has a present intention to effect a transaction in the Security for which pre-clearance is sought.  It is not appropriate for an Access Person to obtain a general or open-ended pre-clearance to cover the eventuality that he or she may buy or sell a Security at some future time depending upon market developments.  Consistent with the foregoing, an Access Person may not simultaneously request pre-clearance to buy and sell the same Security.

(2)
Pre-clearance of a trade shall be valid and in effect only for a period of 24 hours from the time pre-clearance is given; provided, however, that a pre-clearance expires upon the person becoming aware of facts or circumstances that would prevent a proposed trade from being pre-cleared were such facts or circumstances made known to a Clearing Officer.  Accordingly, if an Access Person becomes aware of new or changed facts or circumstances that give rise to a question as to whether pre-clearance could be obtained if a Clearing Officer was aware of such facts or circumstances, the person shall be required to so advise a Clearing Officer before proceeding with such transaction.

(3)	Orders for transactions that have been pre-cleared may only be entered as market orders, or day limit orders. Stop orders, stop-limit orders and good-till cancelled orders are prohibited.

(C)	Form.

Pre-clearance must be obtained in writing by completing and signing the form provided for that purpose by the Trust, which form shall set forth the details of the proposed transaction, and obtaining the signature of a Clearing Officer.  The form may be either a fill-in version, or a computer version generated through the INDATA trading system.  Both  forms  are attached as Schedule A.  If an Access Person has responsibility regarding the determination by the Adviser of Securities to be purchased or sold for the Trust or Advisory Client and is requesting approval to purchase or sell a Covered Security that is owned by the Trust or Advisory Client or is purchasing a Covered Security that is a permissible investment for the Trust, but has not purchased such Security for the Trust, the Access Person shall inform the Clearing Officer of that fact at the time pre-clearance to purchase or sell the Security is sought.

(D)	Filing.

Copies of all completed pre-clearance forms, with the required signatures, shall be retained by the Compliance Officer.

(E)	Factors Considered in Pre-Clearance of Personal Transactions.

A Clearing Officer may refuse to grant pre-clearance of a personal transaction in his or her sole discretion without being required to specify any reason for the refusal.  Generally, a Clearing Officer will consider the following factors in determining whether or not to pre-clear a proposed transaction:

(1)	Whether the amount or nature of the transaction or person making it is likely to affect the price or market for the Covered Security; and

(2)	Whether the person making the proposed purchase or sale is likely to benefit from purchases or sales being made or being considered on behalf of the Trust or Advisory Client; and

(3)	Whether the transaction is likely to adversely affect the Trust or Advisory Client.

(F)	Monitoring of Personal Transactions after Pre-Clearance.

After pre-clearance is given to an Access Person, the Compliance Officer shall periodically monitor each Access Person’s transactions to ascertain whether pre-cleared transactions have been executed within 24 hours and whether such transactions were executed in the specified amounts.

Section VI	Certifications and Reports by Access Persons[3]

(A)	Initial Certifications and Initial Holdings Reports

(1)
Within 10 days after a person becomes an Access Person, except as provided in Section VI (D), such person shall complete and submit to the Compliance Officer an Initial Certification and Holdings Report on the form attached as Schedule C.

(B)	Quarterly Transaction Reports

(1)
Within 30 days after the end of each calendar quarter, each Access Person shall make a written report to the Compliance Officer of all transactions in Covered Securities occurring in the quarter in which he or she had any direct or indirect Beneficial Ownership, except that the report need not set forth information regarding the following types of transactions:

[3]
The reporting requirements of this Section VI apply to Securities acquired or disposed of in all types of transactions, including but not limited to non-brokered transactions, such as purchases and sales of privately placed Securities and Securities acquired directly from an issuer, except to the extent that one of the exemptions from the reporting requirements applies.

(a)	Purchases and redemptions of shares of registered, open-end mutual funds (but not shares of closed-end funds), including shares of the Trust;

(b)	Bank certificates of deposit and bankers’ acceptances;

(c)	Commercial paper and high quality debt instruments (including repurchase agreements) with a stated maturity of 12 months or less;

(d)	U.S. Treasury obligations; and

(e)
Transactions in an account over which the Access Person does not exercise, directly or indirectly, any influence or control provided, however, that such influence or control shall be presumed to exist in the case of the account of an immediate family member of the Access Person who lives in the same household as the Access Person, absent a written determination by the Compliance Officer to the contrary.

Such report is hereinafter called a “Quarterly Transaction Report.”

(2)
Except as provided in Section VI (D), a Quarterly Transaction Report shall be on the form attached as Schedule B, or substantially equivalent thereto, and must contain the following information with respect to each reportable transaction:

(a)	Date and nature of the transaction (purchase, sale or any other type of acquisition or disposition);

(b)	Title, number of shares or principal amount of each Security and the price at which the transaction was effected; and

(c)	Name of the broker, dealer or bank with or through whom the transaction was effected.

(3)
A Quarterly Transaction Report may contain a statement that the report is not to be construed as an admission that the person making it has or had any direct or indirect Beneficial Ownership of any Security to which the report relates.

(C)	Annual Certifications and Annual Holdings Reports

(1)
Annually, by January 30 of each year, except as provided in Section VI(D), each Access Person shall complete and submit to the Compliance Officer an Annual Certification and Holdings Report on the form attached as Schedule D, or substantially equivalent thereto.

(D)	Exceptions from Reporting Requirements

(1)
Notwithstanding the quarterly reporting requirement set forth in Section VI(B), an Independent Trustee is not required to file a Quarterly Transaction Report unless he or she was actually aware of the Trust’s trading activity at any time during the 15 day period immediately preceding or after such Independent Trustee engaged in a Securities transaction.

(2)	Independent Trustees are not required to file Initial Holdings Reports or Annual Holdings Reports.

(3)
In lieu of submitting a Quarterly Transaction Report, an Access Person may arrange for the Compliance Officer to be sent duplicate confirmations and statements for accounts through which transactions in Securities in which the Access Person has any direct or indirect Beneficial Ownership are effected.  However, a Quarterly Transaction Report must be submitted for any quarter during which the Access Person has acquired or disposed of direct or indirect Beneficial Ownership of any Security if such transaction was not in an account for which duplicate confirmations and statements are being sent.  Access Persons who are associated persons of the Adviser and who provide duplicate confirmations and statements for their accounts to the Adviser will be deemed to satisfy the requirement to submit a Quarterly Transaction Report if such confirmations and statements reflect all transactions in Securities required to be reported by them hereunder.  The Adviser shall deliver such confirmations and statements or analysis thereof to permit the Compliance Officer to ascertain compliance with this Code.  Any Access Person relying on this Section VI(D)(3) shall be required to certify as to the identity of all accounts through which Covered Securities in which they have direct or indirect Beneficial Ownership are purchased, sold and held.

(E)
It is the responsibility of each Access Person to take the initiative to comply with the requirements of this Section VI.  Any effort by the Trust or by the Adviser to facilitate the reporting process does not change or alter that responsibility.

Section VII	Additional Prohibitions

(A)	Confidentiality of Trust and Advisory Client Transactions.

Until disclosed in a public report to shareholders or to the SEC in the normal course, all information concerning the Securities “being considered for purchase or sale” by the Trust or Advisory Client shall be kept confidential by all Trust Employees and disclosed by them only on a “need to know” basis.  It shall be the responsibility of the Compliance Officer to report any inadequacy found in this regard to the trustees of the Trust.

(B)	Outside Business Activities, Relationships and Directorships.

Access Persons may not engage in any outside business activities or maintain a business relationship with any person or company that may give rise to conflicts of interest or jeopardize the integrity or reputation of the Trust or Advisory Client.  Similarly, no such outside business activities or relationship may be inconsistent with the interests of the Trust or Advisory Client.  Access Persons who are members, officers or employees of the Adviser may not serve as a director of any public or private company, except with the prior approval of the Compliance Officer, and all directorships held by such Access Persons shall be reported to the Compliance Officer.

(C)	Gratuities.

Trust Employees shall not, directly or indirectly, take, accept, receive or give gifts or other consideration in merchandise, services or otherwise, except:  (i) customary business gratuities such as meals, refreshments, beverages and entertainment that are associated with a legitimate business purpose, reasonable in cost, appropriate as to time and place, do not influence or give the appearance of influencing the recipient and cannot be viewed as a bribe, kickback or payoff; and (ii) business related gifts of nominal value.

Section VIII	Certification by Access Persons

The certifications of each Access Person required to be made pursuant to Section VI shall include certifications that the Access Person has read and understands this Code and recognizes that he or she is subject to it.  Access Persons shall also be required to certify in their annual certifications that they have complied with the requirements of this Code.

Section IX	Sanctions

Any violation of this Code shall be subject to the imposition of such sanctions by the Trust as may be deemed appropriate under the circumstances to achieve the purposes of Rule 17j-1 and this Code.  The sanctions to be imposed shall be determined by the Board of Trustees, including a majority of the Independent Trustees; provided, however, that with respect to violations by personnel of the Adviser (or of a company which controls the Adviser, the sanctions to be imposed shall be determined by the Adviser (or the controlling person thereof), as applicable.  Sanctions may include, but are not limited to, suspension or termination of employment, a letter of censure and/or restitution of an amount equal to the difference between the price paid or received by the Trust and the more advantageous price paid or received by the offending person.

Section X	Administration and Construction

(A)	The administration of this Code shall be the responsibility of the Compliance Officer.

(B)	The duties of the Compliance Officer are as follows:

(1)
Continuous maintenance of current lists of the names of all Trust Employees and Access Persons with an appropriate description of their title or employment, including a notation of any directorships held by Access Persons who are partners, members, officers, or employees of the Adviser or of any company which controls the Adviser, and the date each such person became an Access Person;

(2)	On an annual basis, providing each Trust Employee with a copy of this Code and informing such persons of their duties and obligations hereunder;

(3)
Obtaining the certifications and reports required to be submitted by Access Persons under this Code (except that the Compliance Officer may presume that Quarterly Transaction Reports need not be filed by Independent Trustees in the absence of facts indicating that a report must be filed), and reviewing the reports submitted by Access Persons.

(4)	Maintaining or supervising the maintenance of all records and reports required by this Code;

(5)	Preparing listings of all securities transactions reported by Access Persons and reviewing such transactions against a listing of transactions effected by the Trust;

(6)	Issuance, either personally or with the assistance of counsel as may be appropriate, of any interpretation of this Code which may appear consistent with the objectives of Rule 17j-1 and this Code;

(7)
Conduct of such inspections or investigations as shall reasonably be required to detect and report, with recommendations, any apparent violations of this Code to the Board of Trustees of the Trust; and

(8)
Submission of a quarterly report to the Board of Trustees containing a description of:  any detected violation of this Code, noting in each case any sanction imposed; any transactions that suggest the possibility of a violation of this Code or of interpretations issued by the Compliance Officer; and any other significant information concerning the appropriateness of and actions taken under this Code;

(C)	The Compliance Officer shall maintain and cause to be maintained in an easily accessible place, the following records:

(1)	A copy of this Code and any other codes of ethics adopted pursuant to Rule 17j-1 by the Trust and the Adviser for a period of 5 years;

(2)
A record of each violation of this Code and any other code specified in (C)(1) above, and of any action taken as a result of such violation for a period of not less than 5 years following the end of the fiscal year of the Trust in which the violation occurred;

(3)
A copy of each report made pursuant to this Code and any other code specified in (C)(1) above, by an Access Person or the Compliance Officer, for a period of not less than 5 years from the end of the fiscal year of the Trust in which such report or interpretation was made or issued, the most recent 2 years of which shall be kept in a place that is easily accessible; and

(4)
A list of all persons, currently or within the past 5 years, who are or were required to make reports pursuant to Rule 17j-1 and this Code or any other code specified in (C)(1) above, or who are or were responsible for reviewing such reports.

(5)
A record of any decision, and the reasons supporting the decision, to approve any investment in an Initial Public Offering or a Limited Offering by Investment Personnel, for at least 5 years after the end of the fiscal year in which such approval was granted.

(D)	Review of Code by Board of Trustees

(1)
On an annual basis, and at such other time as deemed to be necessary or appropriate by the trustees, the trustees shall review operation of this Code and shall adopt such amendments thereto as may be necessary to assure that the provisions of the Code establish standards and procedures that are reasonably designed to detect and prevent activities that would constitute violations of Rule 17j-1.

(2)
In connection with the annual review of the Code by the Trustees, the Trust and the Adviser shall each provide to the Board of Trustees, and the Board of Trustees shall consider, a written report (which may be a joint report on behalf of the Trust and the Adviser) that:

(a)
Describes any issues arising under the Code or related procedures during the past year, including, but not limited to, information about material violations of the Code or any procedures adopted in connection therewith and that describes the sanctions imposed in response to material violations; and

(b)	Certifies that the Trust and the Adviser have each adopted procedures reasonably necessary to prevent Access Persons from violating the Code.

(D)
This Code may not be amended or modified except in a written form, which is specifically approved by majority vote of the Independent Trustees within six months after such amendment or modification.  In connection with any such amendment or modification, the Trust and the Adviser each provide a certification that procedures reasonably necessary to prevent Access Persons from violating the Code, as proposed to be amended or modified, have been adopted.

  (Revised – November 7, 2006)

SCHEDULE A

WEXFORD TRUST
MUHLENKAMP & CO., INC.

REQUEST FOR PERMISSION TO ENGAGE IN PERSONAL TRANSACTION

I hereby request permission to effect a transaction in Securities in which I have or will acquire direct or indirect Beneficial Ownership.

PURCHASES AND ACQUISITIONS

Date	No. of Shares or Principal Amount	Name of Security	Current Market Price Per Share or Unit	Account

SALES AND OTHER DISPOSITIONS

Date	No. of Shares or Principal Amount	Name of Security	Current Market Price Per Share or Unit	Account

☐
(check if applicable)  If I have responsibility for the determination by the Adviser of Securities to be purchased or sold by the Trust or Advisory Client, I have noted (by means of an asterisk) those Securities noted above which are owned by the Trust or Advisory Client.

Date:	Signature:

Print Name:

Permission Granted:	Permission Denied:

Date and Time:	Signature:
(Clearing Officer)

SCHEDULE B
WEXFORD TRUST
MUHLENKAMP & CO., INC.

QUARTERLY TRANSACTION REPORT

The following lists all transactions in Covered Securities, in which I have or had any direct or indirect Beneficial Ownership, that were effected during the last calendar quarter and are required to be reported by Section VI(B) of the Code.  (If no such transactions took place write “NONE”.)  Please sign and date this report and return it to the Compliance Officer no later than the 10th day of the month following the end of the calendar quarter.  Use reverse side if additional space is needed.

PURCHASES AND ACQUISITIONS

Date	No. of Shares or Principal Amount	Name of Security	Purchase Price Per Share or Unit	Account	☐☐ Executing Broker

SALES AND OTHER DISPOSITIONS

☐☐☐Date	No. of Shares or Principal Amount	☐☐☐Name of Security	☐ Sale Price Per Share or Unit	☐☐☐ Account	☐☐Executing Broker

Date Completed:	Signature:
Print Name:

SCHEDULE C

WEXFORD TRUST
MUHLENKAMP & CO., INC.
INITIAL CERTIFICATION OF COMPLIANCE WITH CODE OF ETHICS
AND INITIAL HOLDINGS REPORT

I have read and I understand the Joint Code of Ethics of Wexford Trust, and Muhlenkamp & Co., Inc. (the “Code”).  I recognize that the provisions of the Code apply to me and agree to comply in all respects with the procedures described therein.
I certify that I have listed below: (1) the title, number of shares and principal amount of each Covered Security in which I had any Beneficial Ownership as of the day I became an Access Person; and (2) the name of each broker, dealer or bank at which an account is maintained through which any Securities in which I have any Beneficial Ownership are held, purchased or sold; which shall constitute my Initial Holdings Report.*  Use reverse side if additional space is needed.

Title of Covered Security	Number of Shares	Principal Amount

Name of each broker, dealer or bank:

Date Completed:	Signature:
Print Name:

SCHEDULE D

WEXFORD TRUST
MUHLENKAMP & CO., INC.

ANNUAL CERTIFICATION OF COMPLIANCE WITH CODE OF ETHICS AND ANNUAL HOLDINGS REPORT
I have read and I understand the Joint Code of Ethics of Wexford Trust and Muhlenkamp & Co., Inc. (the “Code”).  I recognize that the provisions of the Code apply to me and agree to comply in all respects with the procedures described therein.  I certify that I have complied in all respects with the requirements of the Code as in effect during the past year.
I also certify that all transactions during the past year that were required to be reported by me pursuant to the Code have been reported in Quarterly Transaction Reports that I have submitted to the Compliance Officer or in confirmations and statements for each account through which any Securities in which I have any Beneficial Ownership are held, purchased or sold, that have been sent to the Compliance Officer.
I certify that I have listed below: (1) the title, number of shares and principal amount of each Covered Security in which I had any Beneficial Ownership as of December 31 and (2) the name of each broker, dealer or bank at which an account is maintained through which any Securities in which I have any Beneficial Ownership are held, purchased or sold; which shall constitute my Annual Holdings Report.*  Use reverse side if additional space is needed.

Title of Covered Security	Number of Shares	Principal Amount

Name of each broker, dealer or bank:

Date Completed:	Signature:
Print Name:

SCHEDULE A
(Electronic Version)
WEXFORD TRUST
MUHLENKAMP & COMPANY, INC.

REQUEST FOR PERMISSION TO ENGAGE IN PERSONAL TRANSACTION

I hereby request permission to effect a transaction in Securities in which I have or will acquire direct or indirect Beneficial Ownership:

Portfolio:			Report Date:
Report Time:

Side	Security Description	Shares	Shares	MV
		Ordered	Executed	(Cash Impact)

Date:	Signature:

Print Name:

Permission Granted:	Permission Denied:

Date and Time:	Signature:
(Clearing Officer)

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  “Other services” provided by the principal accountant were N/A.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2007	FYE 12/31/2006
Audit Fees	23,500	22,200
Audit-Related Fees	0	0
Tax Fees	6,800	6,400
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2007	FYE 12/31/2006
Registrant	0	0
Registrant’s Investment Adviser	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There is no nominating committee charter and there have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Wexford Trust

By (Signature and Title)*               /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date         4/1/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Ronald H. Muhlenkamp
Ronald H. Muhlenkamp, President

Date        4/1/08

By (Signature and Title)*                /s/ James S. Head
James S. Head, Treasurer

Date          4/1/08

* Print the name and title of each signing officer under his or her signature.